BORROWINGS (Current and non-current information on borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Borrowings [abstract]
Bank borrowings, undiscounted cash flows, non-current	$ 1,724,454	$ 398,851
Debt instruments issued, non-current	(8,117)	(2,109)
Non-current borrowings	1,716,337	396,742
Bank borrowings, undiscounted cash flows, current	1,510,820	823,563
Debt instruments issued, current	(5,250)	(1,670)
Current borrowings	1,505,570	821,893
Total Borrowings	$ 3,221,907	$ 1,218,635